Quarterly Holdings Report
for
Fidelity® Series High Income Fund
July 31, 2025
FSH-NPRT1-0925
1.924275.114
Alternative Funds - 1.5%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $22,138,085)	2,229,700	21,444,359

Asset-Backed Securities - 0.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.1%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (d)(e)(f)	397,000	400,030
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 10/25/2037 (d)(e)(f)	213,000	214,986
OCP Aegis CLO Ltd Series 2024-39A Class D1, CME Term SOFR 3 month Index + 2.8%, 7.1178% 1/16/2037 (d)(e)(f)	250,000	250,163
TOTAL BAILIWICK OF JERSEY		865,179
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.582% 10/22/2037 (d)(e)(f)	125,000	125,526
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.2% 7/20/2038 (d)(e)(f)(g)	150,000	150,021
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 5.75% 7/20/2038 (d)(e)(f)(g)	150,000	150,021
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (d)(e)(f)	125,000	125,381
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.5676% 7/15/2039 (d)(e)(f)	250,000	252,848
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 7.9065% 4/15/2038 (d)(e)(f)	250,000	251,495
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0755% 10/20/2037 (d)(e)(f)	100,000	101,369
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	250,000	256,264
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (d)(e)(f)	150,000	151,498
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	250,000	256,976
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	100,000	100,270
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.8676% 10/15/2036 (d)(e)(f)	558,000	561,780
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	150,000	150,451
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	200,000	201,989
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	100,000	102,409
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (d)(e)(f)	100,000	101,070
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	114,000	114,275
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (d)(e)(f)	125,000	126,632
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (d)(e)(f)	435,000	432,830
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.9255% 10/20/2037 (d)(e)(f)	220,000	221,876
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	100,000	100,742
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (d)(e)(f)	1,000,000	1,008,295
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 4.5% 7/15/2033 (d)(e)(f)(g)	250,000	250,035
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (d)(e)(f)	269,000	266,532
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (d)(e)(f)	100,000	100,503
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	208,000	211,095
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		5,872,183
UNITED STATES - 0.0%
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (d)(e)(f)	150,000	151,792
TOTAL ASSET-BACKED SECURITIES (Cost $6,838,680)		6,889,154

Bank Loan Obligations - 9.0%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
DH Corporation/Societe DH 1LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.5725% 9/13/2029 (d)(e)(h)(i)	75,384	75,384
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/23/2030 (d)(e)(h)(j)	2,080,000	2,089,526
FRANCE - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (d)(e)(h)	3,525,000	3,198,938
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (d)(e)(h)	5,549,046	5,153,676

TOTAL FRANCE		8,352,614
NETHERLANDS - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (d)(e)(h)	3,945,000	1,065,150
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (d)(e)(h)	2,809,438	2,651,013
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8327% 2/7/2028 (d)(e)(h)	2,038,739	2,044,264
UNITED STATES - 7.9%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 3/29/2032 (d)(e)(h)	510,000	513,825
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/16/2029 (d)(e)(h)	1,446,314	1,437,506
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/15/2030 (d)(e)(h)	1,301,683	1,292,935
		3,244,266
Media - 0.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (d)(e)(h)	2,840,259	2,769,253
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8419% 1/18/2028 (d)(e)(h)	1,401,407	1,395,955
		4,165,208
TOTAL COMMUNICATION SERVICES		7,409,474

Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/28/2032 (d)(e)(h)	500,000	499,790
Broadline Retail - 0.2%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 1/23/2032 (d)(e)(h)	3,556,184	3,555,295
Distributors - 0.1%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 6/20/2031 (d)(e)(h)	1,300,339	1,294,488
Diversified Consumer Services - 0.5%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (d)(e)(h)	6,488,576	5,701,836
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(h)	1,777,114	1,706,029
		7,407,865
Hotels, Restaurants & Leisure - 0.7%
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2029 (d)(e)(h)(j)	1,416,340	1,416,623
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 1/28/2032 (d)(e)(h)	1,491,500	1,491,038
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5572% 6/1/2028 (d)(e)(h)	2,717,102	2,666,999
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (d)(e)(h)	4,124,877	3,961,945
		9,536,605
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7062% 6/29/2028 (d)(e)(h)	1,789,278	1,634,953
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 10/30/2027 (d)(e)(h)	1,832,357	1,829,498
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 10/30/2027 (d)(e)(h)	461,423	459,693
		3,924,144
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.19% 6/6/2031 (d)(e)(h)	5,005,187	4,655,625
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 12/17/2027 (d)(e)(h)	1,018,856	1,014,455
		5,670,080
TOTAL CONSUMER DISCRETIONARY		31,888,267

Consumer Staples - 0.1%
Food Products - 0.1%
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 12/13/2032 (d)(e)(h)	1,955,000	1,945,225
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (d)(e)(h)	1,550,803	1,550,803
Mesquite Energy Inc 1LN, term loan 0% (d)(h)(i)(j)(k)	1,217,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(h)(i)(j)(k)	2,735,146	0
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (d)(e)(h)	6,810,338	3,107,217
		4,658,020
Financials - 0.6%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (d)(e)(h)	285,000	285,000
Financial Services - 0.6%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (d)(e)(h)	1,410,000	1,405,601
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8562% 7/31/2031 (d)(e)(h)	2,059,663	2,062,505
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (d)(e)(h)	4,285,000	4,280,330
		7,748,436
Insurance - 0.0%
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1028% 9/19/2031 (d)(e)(h)	158,423	158,407
TOTAL FINANCIALS		8,191,843

Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 1/15/2031 (d)(e)(h)	2,135,000	2,140,871
Health Care Providers & Services - 0.0%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 13.7956% 6/28/2029 (d)(e)(h)	681,076	553,374
Pharmaceuticals - 0.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 10/8/2030 (d)(e)(h)	6,530,000	6,389,213
TOTAL HEALTH CARE		9,083,458

Industrials - 0.1%
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (d)(e)(h)	397	360
Commercial Services & Supplies - 0.1%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (d)(e)(h)	623,927	520,592
Machinery - 0.0%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (d)(e)(h)(j)	200,000	201,166
Passenger Airlines - 0.0%
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (d)(e)(h)	90,000	90,300
TOTAL INDUSTRIALS		812,418

Information Technology - 2.3%
Communications Equipment - 0.3%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6062% 12/17/2029 (d)(e)(h)	3,665,000	3,722,504
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0881% 7/12/2032 (d)(e)(h)	65,000	65,040
IT Services - 0.8%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (d)(e)(h)	2,285,679	2,203,646
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(h)	1,614,688	1,307,897
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	2,895,000	2,804,937
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (d)(e)(h)	5,319,476	5,178,988
		11,495,468
Software - 1.1%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.2062% 12/10/2029 (d)(e)(h)	105,795	105,689
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 12/11/2028 (d)(e)(h)	2,196,395	2,196,395
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1062% 11/22/2032 (d)(e)(h)	730,000	750,075
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 10/9/2029 (d)(e)(h)	526,851	527,098
Finastra USA Inc 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.428% 9/13/2029 (d)(e)(h)(i)	3,227,804	3,227,804
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3195% 6/2/2028 (d)(e)(h)	3,610,622	3,536,604
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/31/2028 (d)(e)(h)(j)	1,750,000	1,751,995
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 8/31/2028 (d)(e)(h)	2,124,621	2,127,044
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (d)(e)(h)	2,438,352	2,437,376
		16,660,080
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (d)(e)(h)	782,000	779,068
TOTAL INFORMATION TECHNOLOGY		32,722,160

Materials - 1.1%
Chemicals - 1.0%
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.082% 10/4/2029 (d)(e)(h)	1,942,032	1,939,332
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (d)(e)(h)	1,623,540	1,442,629
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.34% 3/15/2029 (d)(e)(h)	3,545,794	3,531,611
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 4/2/2029 (d)(e)(h)	1,388,030	1,289,133
Iris Holding Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 6/28/2028 (d)(e)(h)(j)	2,225,000	2,162,522
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (d)(e)(h)	3,058,705	2,986,061
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 7/26/2032 (d)(e)(h)(j)	175,000	174,431
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (d)(e)(h)	49,875	49,932
		13,575,651
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5312% 4/13/2029 (d)(e)(h)	345,893	345,651
Metals & Mining - 0.1%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7285% 4/23/2029 (d)(e)(h)	1,866,308	1,572,887
TOTAL MATERIALS		15,494,189

Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8562% 3/29/2030 (d)(e)(h)	1,406,156	1,406,156
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2207% 3/24/2028 (d)(e)(h)	744,322	743,101
		2,149,257
TOTAL UNITED STATES		114,354,311
TOTAL BANK LOAN OBLIGATIONS (Cost $135,346,037)		130,632,262

Commercial Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2565% 6/15/2038 (d)(e)(f)	838,161	838,423
ELP Commercial Mortgage Trust Series 2021-ELP Class F, CME Term SOFR 1 month Index + 2.7815%, 7.1235% 11/15/2038 (d)(e)(f)	1,188,100	1,187,358
Extended Stay America Trust Series 2021-ESH Class F, CME Term SOFR 1 month Index + 3.8145%, 8.1565% 7/15/2038 (d)(e)(f)	460,600	460,600
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (d)(f)	772,000	743,139
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6565% 7/15/2038 (d)(e)(f)	1,791,000	1,791,000
TOTAL UNITED STATES		5,020,520
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $4,814,585)		5,020,520

Common Stocks - 2.7%
	Shares	Value ($)
TANZANIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Helios Towers PLC (l)	1,349,600	2,120,996
UNITED STATES - 2.6%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (i)	573	7,688
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Southeastern Grocers Inc rights (i)(l)	963,443	37,748
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Mesquite Energy Inc (i)(l)	149,356	30,095,290
New Fortress Energy Inc	51,010	139,002
		30,234,292
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC (i)(l)	106,584	1,336,564
Cano Health LLC warrants (i)(l)	4,738	17,862
Surgery Partners Inc (l)	32,300	708,985
		2,063,411
Industrials - 0.0%
Passenger Airlines - 0.0%
Spirit Aviation Holdings Inc	17,594	71,959
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp (l)	7,000	753,200
IT Services - 0.1%
GTT Communications Inc (i)(l)	40,978	1,740,745
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc	5,900	561,562
ON Semiconductor Corp (l)	19,900	1,121,564
		1,683,126
TOTAL INFORMATION TECHNOLOGY		4,177,071

Materials - 0.0%
Metals & Mining - 0.0%
Elah Holdings Inc (l)	333	4,499
TOTAL UNITED STATES		36,596,668
TOTAL COMMON STOCKS (Cost $11,216,409)		38,717,664

Convertible Corporate Bonds - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Communication Services - 0.5%
Media - 0.5%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	5,162,496	6,535,720
Financials - 0.2%
Financial Services - 0.2%
Redfin Corp 0.5% 4/1/2027	3,576,000	3,248,796
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.2%
MKS Inc 1.25% 6/1/2030	2,467,000	2,394,416
ON Semiconductor Corp 0% 5/1/2027 (m)	515,000	631,988
Wolfspeed Inc 1.875% (k)	3,596,000	1,087,790
		4,114,194
Software - 0.4%
Core Scientific Inc 0% 6/15/2031 (f)(m)	2,790,000	2,807,941
Riot Platforms Inc 0.75% 1/15/2030 (f)	2,078,000	2,398,791
		5,206,732
TOTAL INFORMATION TECHNOLOGY		9,320,926

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	990,000	986,040
TOTAL UNITED STATES		20,091,482
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $19,206,340)		20,091,482

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (i) (Cost $2,128,094)	88,376	2,204,097

Non-Convertible Corporate Bonds - 79.3%
	Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Azule Energy Finance Plc 8.125% 1/23/2030 (f)	980,000	987,279
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Fortescue Treasury Pty Ltd 4.375% 4/1/2031 (f)	915,000	857,264
Fortescue Treasury Pty Ltd 4.5% 9/15/2027 (f)	630,000	620,939
Mineral Resources Ltd 8% 11/1/2027 (f)	730,000	742,099
Mineral Resources Ltd 8.5% 5/1/2030 (f)	1,160,000	1,187,420
Mineral Resources Ltd 9.25% 10/1/2028 (f)	1,105,000	1,154,893

TOTAL AUSTRALIA		4,562,615
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (f)	4,245,000	4,165,407
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (d)(f)	2,371,354	2,344,676

TOTAL BRAZIL		6,510,083
CANADA - 3.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
TELUS Corp 6.625% 10/15/2055 (d)	715,000	724,054
TELUS Corp 7% 10/15/2055 (d)	1,425,000	1,442,695
		2,166,749
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (f)	1,170,000	1,107,072
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (f)	930,000	897,026
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (f)	6,200,000	5,744,376
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (f)	3,320,000	3,393,282
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	1,720,000	1,739,645
		12,881,401
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (f)	2,930,000	2,541,625
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Parkland Corp 4.625% 5/1/2030 (f)	3,475,000	3,332,437
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)(f)	535,000	555,832
		3,888,269
Industrials - 0.7%
Aerospace & Defense - 0.3%
Bombardier Inc 6.75% 6/15/2033 (f)	415,000	426,545
Bombardier Inc 7% 6/1/2032 (f)	1,770,000	1,831,046
Bombardier Inc 7.25% 7/1/2031 (f)	1,950,000	2,036,202
		4,293,793
Commercial Services & Supplies - 0.4%
Wrangler Holdco Corp 6.625% 4/1/2032 (f)	5,510,000	5,692,728
TOTAL INDUSTRIALS		9,986,521

Information Technology - 0.2%
Software - 0.2%
Open Text Corp 3.875% 12/1/2029 (f)	1,655,000	1,549,152
Open Text Corp 3.875% 2/15/2028 (f)	1,310,000	1,260,887
Open Text Holdings Inc 4.125% 12/1/2031 (f)(n)	875,000	796,294
		3,606,333
Materials - 0.6%
Chemicals - 0.1%
Methanex Corp 5.125% 10/15/2027	1,685,000	1,676,541
Methanex Corp 5.65% 12/1/2044	717,000	558,668
		2,235,209
Containers & Packaging - 0.2%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (f)	3,360,000	3,439,733
Metals & Mining - 0.3%
Capstone Copper Corp 6.75% 3/31/2033 (f)	2,945,000	3,001,391
Champion Iron Canada Inc 7.875% 7/15/2032 (f)	705,000	720,052
		3,721,443
TOTAL MATERIALS		9,396,385

TOTAL CANADA		44,467,283
COLOMBIA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (f)	3,575,000	1,059,344
Gran Tierra Energy Inc 9.5% 10/15/2029 (f)	910,000	748,475
		1,807,819
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (f)	2,470,000	2,231,645
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (f)	720,000	732,564
		2,964,209
TOTAL COLOMBIA		4,772,028
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (f)	1,580,000	1,587,657
FINLAND - 0.2%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (f)	1,375,000	1,429,870
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (f)	2,205,000	2,113,733
TOTAL FINLAND		3,543,603
FRANCE - 1.3%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Altice France SA 5.125% 1/15/2029 (f)	2,620,000	2,259,750
Altice France SA 5.125% 7/15/2029 (f)	8,050,000	6,963,250
Altice France SA 5.5% 1/15/2028 (f)	1,465,000	1,302,019
Altice France SA 5.5% 10/15/2029 (f)	2,815,000	2,441,062
Iliad Holding SASU 7% 4/15/2032 (f)	1,360,000	1,395,888
		14,361,969
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA 7.5% 4/15/2032 (f)	2,665,000	2,821,417
Viridien 10% 10/15/2030 (f)	1,335,000	1,314,571
		4,135,988
TOTAL FRANCE		18,497,957
GERMANY - 0.5%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
ZF North America Capital Inc 6.75% 4/23/2030 (f)	1,325,000	1,261,208
ZF North America Capital Inc 6.875% 4/14/2028 (f)(n)	595,000	593,903
ZF North America Capital Inc 7.125% 4/14/2030 (f)(n)	595,000	576,733
		2,431,844
Industrials - 0.3%
Machinery - 0.3%
TK Elevator US Newco Inc 5.25% 7/15/2027 (f)	4,510,000	4,489,827
TOTAL GERMANY		6,921,671
GHANA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Kosmos Energy Ltd 7.125% 4/4/2026 (f)	2,065,000	2,015,440
Kosmos Energy Ltd 7.75% 5/1/2027 (f)	2,380,000	2,243,150
Kosmos Energy Ltd 8.75% 10/1/2031 (f)	680,000	524,620
Tullow Oil PLC 10.25% 5/15/2026 (f)	804,000	718,073

TOTAL GHANA		5,501,283
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Financials - 0.2%
Financial Services - 0.2%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (f)	2,240,000	2,311,319
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 4.5% 4/27/2031 (f)	1,405,000	1,286,980
IRELAND - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Treasury DAC 5.875% 6/4/2031 (f)(g)	4,350,000	4,380,450
Financials - 0.5%
Consumer Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	850,000	860,382
Financial Services - 0.4%
GGAM Finance Ltd 6.875% 4/15/2029 (f)	1,715,000	1,766,814
GGAM Finance Ltd 8% 2/15/2027 (f)	2,705,000	2,785,458
GGAM Finance Ltd 8% 6/15/2028 (f)	1,675,000	1,771,810
		6,324,082
TOTAL FINANCIALS		7,184,464

TOTAL IRELAND		11,564,914
ISRAEL - 0.6%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energean Israel Finance Ltd 5.375% 3/30/2028 (f)(o)	615,000	591,860
Energean PLC 6.5% 4/30/2027 (f)	4,115,000	4,042,988
		4,634,848
Health Care - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032	1,110,000	1,130,433
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	330,000	373,281
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	2,225,000	2,258,417
		3,762,131
TOTAL ISRAEL		8,396,979
LUXEMBOURG - 0.4%
Communication Services - 0.3%
Media - 0.3%
Altice Financing SA 5.75% 8/15/2029 (f)	3,915,000	2,998,425
Altice France Holding SA 6% 2/15/2028 (f)	2,810,000	1,032,675
		4,031,100
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (f)	2,505,000	2,422,543
TOTAL LUXEMBOURG		6,453,643
MADAGASCAR - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (f)	1,435,000	1,436,435
NETHERLANDS - 0.1%
Communication Services - 0.1%
Media - 0.1%
Ziggo BV 4.875% 1/15/2030 (f)	1,455,000	1,344,087
NIGERIA - 0.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
IHS Holding Ltd 7.875% 5/29/2030 (f)	1,020,000	1,031,557
IHS Holding Ltd 8.25% 11/29/2031 (f)	1,730,000	1,762,299

TOTAL NIGERIA		2,793,856
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Seadrill Finance Ltd 8.375% 8/1/2030 (f)	1,845,000	1,884,673
TGS ASA 8.5% 1/15/2030 (f)	1,925,000	1,961,142

TOTAL NORWAY		3,845,815
PANAMA - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.2%
Sable International Finance Ltd 7.125% 10/15/2032 (f)	3,530,000	3,527,988
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd 9% 1/15/2033 (f)	3,780,000	3,896,942
TOTAL PANAMA		7,424,930
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (f)	1,465,000	995,852
SOUTH AFRICA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (f)	2,350,000	2,002,647
SPAIN - 0.2%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (f)	660,000	635,783
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure Ltd 4.125% 6/15/2028 (f)	2,540,000	2,452,842
TOTAL SPAIN		3,088,625
SWITZERLAND - 0.4%
Industrials - 0.3%
Aerospace & Defense - 0.3%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (f)	1,599,000	1,510,509
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (f)	435,000	436,488
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (f)	440,000	451,000
		2,397,997
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA 12% 2/15/2031 (f)	2,085,000	1,959,204
TOTAL SWITZERLAND		4,357,201
TANZANIA - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (f)	2,915,000	3,006,997
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (f)	1,545,000	1,539,762
UNITED KINGDOM - 1.6%
Communication Services - 0.4%
Media - 0.1%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (f)	1,815,000	1,687,531
Wireless Telecommunication Services - 0.3%
Vmed O2 UK Financing I PLC 4.25% 1/31/2031 (f)	3,745,000	3,411,502
TOTAL COMMUNICATION SERVICES		5,099,033

Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (f)	1,115,000	1,163,840
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (f)	1,820,000	1,820,000
Specialty Retail - 0.1%
Belron UK Finance PLC 5.75% 10/15/2029 (f)	1,375,000	1,385,615
TOTAL CONSUMER DISCRETIONARY		4,369,455

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG Global Finance PLC 12% 11/30/2028 (f)	5,900,000	6,518,403
Health Care - 0.1%
Health Care Providers & Services - 0.1%
180 Medical Inc 3.875% 10/15/2029 (f)	1,055,000	998,825
Materials - 0.2%
Chemicals - 0.2%
INEOS Quattro Finance 2 Plc 9.625% 3/15/2029 (f)	2,585,000	2,628,376
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (f)	3,105,000	3,136,404
TOTAL UNITED KINGDOM		22,750,496
UNITED STATES - 66.2%
Communication Services - 6.2%
Diversified Telecommunication Services - 1.4%
Cablevision Lightpath LLC 3.875% 9/15/2027 (f)	765,000	757,473
Cablevision Lightpath LLC 5.625% 9/15/2028 (f)	2,470,000	2,461,841
Frontier Communications Holdings LLC 5.875% 11/1/2029	1,385,000	1,396,556
Frontier Communications Holdings LLC 8.75% 5/15/2030 (f)	1,320,000	1,381,476
Level 3 Financing Inc 11% 11/15/2029 (f)	907,058	1,028,400
Level 3 Financing Inc 3.875% 10/15/2030 (f)(n)	2,880,000	2,469,600
Level 3 Financing Inc 4% 4/15/2031 (f)(n)	2,735,000	2,352,100
Level 3 Financing Inc 4.5% 4/1/2030 (f)	2,100,000	1,890,000
Level 3 Financing Inc 4.875% 6/15/2029 (f)	1,090,000	1,021,875
Level 3 Financing Inc 6.875% 6/30/2033 (f)	5,675,000	5,750,786
		20,510,107
Interactive Media & Services - 0.1%
Snap Inc 6.875% 3/1/2033 (f)(n)	1,345,000	1,379,097
Media - 4.7%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (f)(n)	2,145,000	1,848,244
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032	4,825,000	4,378,034
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (f)	675,000	631,544
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (f)(n)	3,090,000	2,856,279
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 3/1/2030 (f)	4,510,000	4,285,374
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (f)	1,495,000	1,467,015
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (f)(n)	1,705,000	1,674,618
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (f)(g)	1,445,000	1,443,005
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (f)(g)	2,165,000	2,161,158
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (f)	1,685,000	1,535,071
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (f)	600,000	566,576
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (f)	1,585,000	1,632,244
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (f)	925,000	969,160
CMG Media Corp 8.875% 6/18/2029 (f)	765,000	742,204
CSC Holdings LLC 3.375% 2/15/2031 (f)	4,460,000	2,917,235
CSC Holdings LLC 4.125% 12/1/2030 (f)	2,840,000	1,909,164
CSC Holdings LLC 4.5% 11/15/2031 (f)	555,000	369,724
CSC Holdings LLC 4.625% 12/1/2030 (f)	4,125,000	1,929,292
CSC Holdings LLC 5.375% 2/1/2028 (f)	3,840,000	3,530,913
DISH DBS Corp 5.125% 6/1/2029	3,665,000	2,721,124
DISH Network Corp 11.75% 11/15/2027 (f)	1,420,000	1,478,846
EchoStar Corp 10.75% 11/30/2029	5,004,806	5,278,269
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	4,120,384	3,904,063
EW Scripps Co/The 9.875% 8/15/2030 (f)	1,295,000	1,286,908
Sirius XM Radio LLC 4% 7/15/2028 (f)(n)	2,200,000	2,093,933
Sirius XM Radio LLC 5.5% 7/1/2029 (f)(n)	660,000	651,796
TEGNA Inc 4.625% 3/15/2028 (n)	430,000	417,408
TEGNA Inc 5% 9/15/2029 (n)	725,000	696,896
Univision Communications Inc 4.5% 5/1/2029 (f)(n)	2,170,000	2,007,848
Univision Communications Inc 7.375% 6/30/2030 (f)	1,320,000	1,312,753
Univision Communications Inc 8% 8/15/2028 (f)	1,125,000	1,155,732
Univision Communications Inc 8.5% 7/31/2031 (f)(n)	4,525,000	4,595,455
Univision Communications Inc 9.375% 8/1/2032 (f)	3,600,000	3,735,363
		68,183,248
TOTAL COMMUNICATION SERVICES		90,072,452

Consumer Discretionary - 9.6%
Automobile Components - 0.4%
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (f)	2,900,000	2,989,987
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	395,000	403,860
Patrick Industries Inc 6.375% 11/1/2032 (f)	2,195,000	2,196,464
		5,590,311
Automobiles - 0.1%
Nissan Motor Acceptance Co LLC 2.45% 9/15/2028 (f)	245,000	221,359
Nissan Motor Acceptance Co LLC 5.55% 9/13/2029 (f)	415,000	404,647
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)	1,415,000	1,346,580
		1,972,586
Broadline Retail - 0.6%
GrubHub Holdings Inc 5.5% 7/1/2027 (f)(n)	925,000	905,374
Match Group Holdings II LLC 3.625% 10/1/2031 (f)	800,000	715,832
Match Group Holdings II LLC 4.125% 8/1/2030 (f)	1,045,000	974,589
Wayfair LLC 7.25% 10/31/2029 (f)(n)	2,005,000	2,040,057
Wayfair LLC 7.75% 9/15/2030 (f)(n)	3,280,000	3,361,655
		7,997,507
Diversified Consumer Services - 1.1%
Service Corp International/US 4% 5/15/2031	1,665,000	1,544,522
Service Corp International/US 5.125% 6/1/2029 (n)	597,000	591,571
Service Corp International/US 5.75% 10/15/2032	3,490,000	3,498,272
Sotheby's 7.375% 10/15/2027 (f)	4,410,000	4,321,119
StoneMor Inc 8.5% 5/15/2029 (f)	1,250,000	1,179,121
TKC Holdings Inc 10.5% 5/15/2029 (f)	2,770,000	2,842,394
TKC Holdings Inc 6.875% 5/15/2028 (f)	2,260,000	2,258,110
		16,235,109
Hotels, Restaurants & Leisure - 4.8%
Aramark Services Inc 5% 2/1/2028 (f)	1,560,000	1,544,616
Caesars Entertainment Inc 6% 10/15/2032 (f)(n)	1,170,000	1,129,267
Caesars Entertainment Inc 6.5% 2/15/2032 (f)	2,745,000	2,799,396
Caesars Entertainment Inc 7% 2/15/2030 (f)	1,305,000	1,346,149
Carnival Corp 5.75% 3/1/2027 (f)	142,000	143,416
Carnival Corp 5.75% 3/15/2030 (f)	1,400,000	1,414,972
Carnival Corp 5.75% 8/1/2032 (f)	1,735,000	1,747,162
Carnival Corp 5.875% 6/15/2031 (f)	2,630,000	2,669,450
Carnival Corp 6% 5/1/2029 (f)	2,235,000	2,254,820
Carnival Corp 6.125% 2/15/2033 (f)	2,785,000	2,835,006
Carnival Corp 7% 8/15/2029 (f)	2,465,000	2,590,377
Churchill Downs Inc 4.75% 1/15/2028 (f)	560,000	552,317
Churchill Downs Inc 6.75% 5/1/2031 (f)	2,045,000	2,088,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	2,730,000	2,595,409
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (f)	4,180,000	3,932,662
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (f)	2,960,000	2,668,813
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (f)	495,000	471,543
Hilton Domestic Operating Co Inc 4% 5/1/2031 (f)	1,805,000	1,684,211
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (f)	1,440,000	1,441,368
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (f)	995,000	1,002,466
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (f)	685,000	696,098
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (f)	2,585,000	2,614,014
Life Time Inc 6% 11/15/2031 (f)	2,920,000	2,941,549
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (f)	1,545,000	1,274,412
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (f)	700,000	725,716
NCL Finance Ltd 6.125% 3/15/2028 (f)	1,395,000	1,411,843
Neogen Food Safety Corp 8.625% 7/20/2030 (f)(n)	1,150,000	1,162,236
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (f)	1,535,000	1,542,279
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (f)	2,745,000	2,775,848
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (f)	1,145,000	1,153,223
Royal Caribbean Cruises Ltd 6% 2/1/2033 (f)	2,795,000	2,841,128
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (f)	1,730,000	1,775,637
Station Casinos LLC 4.5% 2/15/2028 (f)(n)	1,665,000	1,627,685
Station Casinos LLC 6.625% 3/15/2032 (f)(n)	2,735,000	2,788,932
Viking Cruises Ltd 9.125% 7/15/2031 (f)	520,000	559,476
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (f)	630,000	625,819
VOC Escrow Ltd 5% 2/15/2028 (f)	865,000	857,143
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125% 2/15/2031 (f)(n)	2,025,000	2,153,806
Yum! Brands Inc 3.625% 3/15/2031	545,000	502,373
Yum! Brands Inc 4.625% 1/31/2032	3,085,000	2,953,244
Yum! Brands Inc 5.375% 4/1/2032 (n)	435,000	432,645
		70,326,526
Household Durables - 0.9%
LGI Homes Inc 7% 11/15/2032 (f)(n)	3,050,000	2,935,625
LGI Homes Inc 8.75% 12/15/2028 (f)	960,000	1,006,870
New Home Co Inc/The 8.5% 11/1/2030 (f)	845,000	862,720
Newell Brands Inc 6.375% 5/15/2030 (n)	730,000	707,477
Newell Brands Inc 6.375% 9/15/2027 (n)	555,000	559,343
Newell Brands Inc 6.625% 9/15/2029	605,000	602,316
Newell Brands Inc 8.5% 6/1/2028 (f)	1,385,000	1,451,305
Somnigroup International Inc 3.875% 10/15/2031 (f)(n)	1,560,000	1,408,344
TopBuild Corp 4.125% 2/15/2032 (f)	1,390,000	1,281,055
Whirlpool Corp 6.125% 6/15/2030	795,000	793,104
Whirlpool Corp 6.5% 6/15/2033	1,390,000	1,369,678
		12,977,837
Specialty Retail - 1.4%
Asbury Automotive Group Inc 4.75% 3/1/2030	870,000	835,566
Asbury Automotive Group Inc 5% 2/15/2032 (f)	1,195,000	1,130,354
Bath & Body Works Inc 6.625% 10/1/2030 (f)(n)	1,625,000	1,663,336
Bath & Body Works Inc 6.694% 1/15/2027 (n)	625,000	640,696
Bath & Body Works Inc 6.95% 3/1/2033 (n)	1,370,000	1,408,447
Carvana Co 10.25% 5/1/2030 (f)	150,000	161,624
Carvana Co 11% 6/1/2030 pay-in-kind (d)(f)	974,652	1,019,455
Carvana Co 14% 6/1/2031 pay-in-kind (d)(f)	1,243,494	1,478,726
Carvana Co 4.875% 9/1/2029 (f)	1,480,000	1,346,800
Carvana Co 5.5% 4/15/2027 (f)	1,025,000	1,001,938
Carvana Co 5.875% 10/1/2028 (f)	507,000	490,523
Carvana Co 9% 12/1/2028 pay-in-kind (d)(f)	548,701	561,289
Group 1 Automotive Inc 6.375% 1/15/2030 (f)(n)	1,330,000	1,354,690
LBM Acquisition LLC 6.25% 1/15/2029 (f)	1,015,000	890,663
Michaels Cos Inc/The 5.25% 5/1/2028 (f)	730,000	578,870
SGUS LLC 11% 12/15/2029 (f)(i)	662,727	622,963
Staples Inc 10.75% 9/1/2029 (f)	3,710,000	3,478,724
Staples Inc 12.75% 1/15/2030 (f)	1,335,000	933,784
Wand NewCo 3 Inc 7.625% 1/30/2032 (f)	1,100,000	1,154,968
		20,753,416
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc 4.125% 8/15/2031 (f)(n)	2,840,000	2,567,168
Wolverine World Wide Inc 4% 8/15/2029 (f)	1,610,000	1,450,982
		4,018,150
TOTAL CONSUMER DISCRETIONARY		139,871,442

Consumer Staples - 2.8%
Beverages - 0.1%
Primo Water Holdings Inc / Triton Water Holdings Inc 6.25% 4/1/2029 (f)	2,285,000	2,289,697
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (f)	295,000	291,764
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (f)	2,690,000	2,536,827
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (f)	1,855,000	1,808,108
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (f)	1,495,000	1,523,818
C&S Group Enterprises LLC 5% 12/15/2028 (f)	2,760,000	2,468,186
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (f)	3,350,000	3,496,094
Performance Food Group Inc 4.25% 8/1/2029 (f)	2,690,000	2,586,260
Performance Food Group Inc 6.125% 9/15/2032 (f)	970,000	985,022
US Foods Inc 4.625% 6/1/2030 (f)	820,000	789,902
US Foods Inc 4.75% 2/15/2029 (f)	2,180,000	2,134,957
US Foods Inc 5.75% 4/15/2033 (f)	2,960,000	2,932,777
US Foods Inc 7.25% 1/15/2032 (f)	1,225,000	1,276,281
		22,829,996
Food Products - 1.1%
Darling Ingredients Inc 6% 6/15/2030 (f)	1,225,000	1,232,829
Fiesta Purchaser Inc 9.625% 9/15/2032 (f)	2,370,000	2,504,543
Lamb Weston Holdings Inc 4.125% 1/31/2030 (f)(n)	3,660,000	3,481,825
Pilgrim's Pride Corp 3.5% 3/1/2032	2,515,000	2,258,589
Post Holdings Inc 4.625% 4/15/2030 (f)(n)	880,000	840,579
Post Holdings Inc 5.5% 12/15/2029 (f)	2,110,000	2,091,710
Post Holdings Inc 6.375% 3/1/2033 (f)(n)	1,535,000	1,533,843
TreeHouse Foods Inc 4% 9/1/2028	1,530,000	1,414,940
		15,358,858
TOTAL CONSUMER STAPLES		40,478,551

Energy - 8.8%
Energy Equipment & Services - 1.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.25% 4/1/2028 (f)	690,000	689,961
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (f)	2,090,000	2,120,986
Kodiak Gas Services LLC 7.25% 2/15/2029 (f)	1,950,000	1,997,075
Nabors Industries Inc 7.375% 5/15/2027 (f)	1,605,000	1,619,852
Nabors Industries Inc 8.875% 8/15/2031 (f)	610,000	489,085
Nabors Industries Ltd 7.5% 1/15/2028 (f)	2,665,000	2,459,223
Transocean Inc 8% 2/1/2027 (f)	5,388,000	5,347,957
Transocean Inc 8.25% 5/15/2029 (f)	4,065,000	3,839,520
Transocean Inc 8.5% 5/15/2031 (f)	1,510,000	1,387,337
Transocean Inc 8.75% 2/15/2030 (f)	732,000	758,915
Transocean Poseidon Ltd 6.875% 2/1/2027 (f)	530,250	529,898
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	690,000	689,834
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (f)	1,630,000	1,666,273
Valaris Ltd 8.375% 4/30/2030 (f)	1,965,000	2,029,629
		25,625,545
Oil, Gas & Consumable Fuels - 7.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (f)	545,000	545,229
California Resources Corp 7.125% 2/1/2026 (f)	149,000	148,997
California Resources Corp 8.25% 6/15/2029 (f)	3,635,000	3,734,000
CITGO Petroleum Corp 8.375% 1/15/2029 (f)	1,230,000	1,275,519
CNX Resources Corp 7.25% 3/1/2032 (f)(n)	2,720,000	2,804,337
CNX Resources Corp 7.375% 1/15/2031 (f)	625,000	644,149
Comstock Resources Inc 5.875% 1/15/2030 (f)(n)	2,050,000	1,935,169
Comstock Resources Inc 6.75% 3/1/2029 (f)	3,005,000	2,971,040
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (f)	2,545,000	2,486,254
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (f)	1,560,000	1,661,344
CVR Energy Inc 8.5% 1/15/2029 (f)(n)	3,440,000	3,379,754
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (f)	1,885,000	1,894,154
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (f)	1,430,000	1,413,602
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (f)	2,305,000	2,398,834
DT Midstream Inc 4.125% 6/15/2029 (f)	1,140,000	1,097,888
DT Midstream Inc 4.375% 6/15/2031 (f)	645,000	613,912
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029 (n)	2,210,000	2,232,662
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (f)	540,000	548,373
Harvest Midstream I LP 7.5% 5/15/2032 (f)	2,535,000	2,634,965
Harvest Midstream I LP 7.5% 9/1/2028 (f)	1,110,000	1,123,510
Hess Midstream Operations LP 4.25% 2/15/2030 (f)	1,115,000	1,078,861
Hess Midstream Operations LP 5.125% 6/15/2028 (f)	3,025,000	3,009,415
Hess Midstream Operations LP 5.5% 10/15/2030 (f)(n)	2,120,000	2,129,222
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (f)	1,380,000	1,426,811
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (f)	1,170,000	1,219,947
Kinetik Holdings LP 5.875% 6/15/2030 (f)(n)	1,820,000	1,821,472
Kinetik Holdings LP 6.625% 12/15/2028 (f)	955,000	976,690
Matador Resources Co 6.25% 4/15/2033 (f)	720,000	713,295
Matador Resources Co 6.5% 4/15/2032 (f)	2,025,000	2,030,974
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (f)	1,035,000	1,010,306
Murphy Oil Corp 6% 10/1/2032 (n)	1,435,000	1,376,397
Murphy Oil USA Inc 3.75% 2/15/2031 (f)(n)	1,545,000	1,419,001
Northern Oil & Gas Inc 8.125% 3/1/2028 (f)	1,975,000	1,994,227
Northern Oil & Gas Inc 8.75% 6/15/2031 (f)	3,065,000	3,148,929
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (f)	4,690,000	4,277,450
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (f)	2,750,000	2,725,820
Permian Resources Operating LLC 5.875% 7/1/2029 (f)	1,573,000	1,573,000
Permian Resources Operating LLC 7% 1/15/2032 (f)	2,785,000	2,875,844
Prairie Acquiror LP 9% 8/1/2029 (f)	955,000	989,179
Rockies Express Pipeline LLC 4.8% 5/15/2030 (f)	145,000	139,488
Rockies Express Pipeline LLC 4.95% 7/15/2029 (f)	1,480,000	1,451,086
Rockies Express Pipeline LLC 6.75% 3/15/2033 (f)	1,195,000	1,241,368
Rockies Express Pipeline LLC 6.875% 4/15/2040 (f)	435,000	437,870
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (f)	2,430,000	2,535,263
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	4,570,000	4,429,678
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028	875,000	872,619
Sunoco LP 6.25% 7/1/2033 (f)(n)	1,845,000	1,868,618
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (f)	2,965,000	2,938,375
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (f)	3,695,000	3,620,794
Talos Production Inc 9% 2/1/2029 (f)	705,000	722,551
Venture Global Calcasieu 3.875% 8/15/2029 (f)	770,000	726,825
Venture Global LNG Inc 7% 1/15/2030 (f)(n)	985,000	998,805
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (f)	2,835,000	2,916,509
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (f)	2,715,000	2,792,936
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (f)	2,680,000	2,894,249
		101,927,566
TOTAL ENERGY		127,553,111

Financials - 7.7%
Banks - 0.1%
Western Alliance Bancorp 3% 6/15/2031 (d)	1,520,000	1,435,868
Capital Markets - 1.4%
AssuredPartners Inc 5.625% 1/15/2029 (f)	1,355,000	1,352,452
AssuredPartners Inc 7.5% 2/15/2032 (f)	520,000	555,239
BroadStreet Partners Inc 5.875% 4/15/2029 (f)	1,560,000	1,549,502
Coinbase Global Inc 3.375% 10/1/2028 (f)	1,510,000	1,420,724
Focus Financial Partners LLC 6.75% 9/15/2031 (f)	2,340,000	2,391,278
Hightower Holding LLC 6.75% 4/15/2029 (f)	1,120,000	1,114,400
Hightower Holding LLC 9.125% 1/31/2030 (f)	2,630,000	2,795,048
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (f)	970,000	929,053
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (f)	3,355,000	3,328,711
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (f)	1,965,000	2,010,944
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (f)	1,135,000	1,129,231
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (f)	2,005,000	2,086,110
		20,662,692
Consumer Finance - 1.1%
Ally Financial Inc 5.75% 11/20/2025 (n)	110,000	110,152
Ally Financial Inc 6.7% 2/14/2033 (n)	1,760,000	1,827,704
Ford Motor Credit Co LLC 3.375% 11/13/2025	545,000	542,288
Ford Motor Credit Co LLC 4% 11/13/2030	550,000	504,830
OneMain Finance Corp 3.5% 1/15/2027	2,975,000	2,902,864
OneMain Finance Corp 3.875% 9/15/2028 (n)	3,005,000	2,865,887
OneMain Finance Corp 6.125% 5/15/2030 (g)	1,445,000	1,447,428
OneMain Finance Corp 6.75% 3/15/2032	1,405,000	1,425,640
OneMain Finance Corp 7.125% 9/15/2032 (n)	2,780,000	2,865,190
PRA Group Inc 5% 10/1/2029 (f)(n)	920,000	849,983
		15,341,966
Financial Services - 2.4%
Block Inc 3.5% 6/1/2031 (n)	3,117,000	2,856,601
Block Inc 6.5% 5/15/2032	2,720,000	2,791,231
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (f)	840,000	850,438
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,485,000	2,988,404
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	2,915,000	2,839,949
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,320,000	1,282,024
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (f)	2,095,000	2,142,786
NFE Financing LLC 12% 11/15/2029 (f)	2,003,273	709,699
PennyMac Financial Services Inc 6.875% 5/15/2032 (f)	3,020,000	3,076,909
Rocket Cos Inc 6.125% 8/1/2030 (f)	1,720,000	1,743,998
Rocket Cos Inc 6.375% 8/1/2033 (f)	2,270,000	2,315,362
Saks Global Enterprises LLC/old 11% 12/15/2029 (f)	2,430,000	1,166,399
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (f)	2,200,000	2,272,589
UWM Holdings LLC 6.625% 2/1/2030 (f)	1,510,000	1,510,664
Walker & Dunlop Inc 6.625% 4/1/2033 (f)	1,375,000	1,401,853
WEX Inc 6.5% 3/15/2033 (f)(n)	1,665,000	1,686,359
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (f)	3,220,000	3,370,986
		35,006,251
Insurance - 2.5%
Acrisure LLC / Acrisure Finance Inc 4.25% 2/15/2029 (f)	435,000	415,301
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (f)	1,000,000	975,425
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (f)	705,000	713,812
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (f)	1,485,000	1,536,746
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (f)	950,000	990,996
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (f)	3,010,000	2,946,831
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (f)	1,365,000	1,344,166
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (f)	6,945,000	6,951,168
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	540,000	547,304
AmWINS Group Inc 4.875% 6/30/2029 (f)	2,160,000	2,097,978
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (f)	2,255,000	2,323,236
Athene Holding Ltd 6.875% 6/28/2055 (d)	2,125,000	2,097,864
HUB International Ltd 5.625% 12/1/2029 (f)	965,000	958,155
HUB International Ltd 7.25% 6/15/2030 (f)	3,995,000	4,164,532
HUB International Ltd 7.375% 1/31/2032 (f)	1,055,000	1,098,517
Panther Escrow Issuer LLC 7.125% 6/1/2031 (f)	2,970,000	3,071,269
Ryan Specialty LLC 5.875% 8/1/2032 (f)	2,940,000	2,948,126
USI Inc/NY 7.5% 1/15/2032 (f)	1,335,000	1,409,502
		36,590,928
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Starwood Property Trust Inc 6.5% 10/15/2030 (f)	1,400,000	1,441,038
Starwood Property Trust Inc 6.5% 7/1/2030 (f)(n)	2,030,000	2,088,016
		3,529,054
TOTAL FINANCIALS		112,566,759

Health Care - 6.0%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (f)	875,000	671,320
Health Care Equipment & Supplies - 1.0%
Avantor Funding Inc 3.875% 11/1/2029 (f)	1,345,000	1,268,473
Avantor Funding Inc 4.625% 7/15/2028 (f)	885,000	865,170
Hologic Inc 3.25% 2/15/2029 (f)	840,000	795,447
Insulet Corp 6.5% 4/1/2033 (f)	675,000	693,848
Medline Borrower LP 3.875% 4/1/2029 (f)	6,955,000	6,632,811
Medline Borrower LP 5.25% 10/1/2029 (f)	860,000	843,197
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)(n)	2,740,000	2,793,822
		13,892,768
Health Care Providers & Services - 3.3%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (f)(n)	2,180,000	2,244,521
CHS/Community Health Systems Inc 4.75% 2/15/2031 (f)	4,055,000	3,392,972
CHS/Community Health Systems Inc 5.25% 5/15/2030 (f)(n)	3,835,000	3,354,762
CHS/Community Health Systems Inc 5.625% 3/15/2027 (f)	3,205,000	3,210,045
CHS/Community Health Systems Inc 6.125% 4/1/2030 (f)	880,000	622,024
CHS/Community Health Systems Inc 6.875% 4/15/2029 (f)	1,315,000	1,022,413
CHS/Community Health Systems Inc 9.75% 1/15/2034 (f)(g)	2,170,000	2,183,863
CVS Health Corp 6.75% 12/10/2054 (d)	830,000	830,687
CVS Health Corp 7% 3/10/2055 (d)	3,370,000	3,467,191
DaVita Inc 3.75% 2/15/2031 (f)	855,000	775,365
DaVita Inc 4.625% 6/1/2030 (f)	2,960,000	2,822,677
DaVita Inc 6.75% 7/15/2033 (f)	2,780,000	2,866,986
DaVita Inc 6.875% 9/1/2032 (f)	700,000	719,693
HAH Group Holding Co LLC 9.75% 10/1/2031 (f)(n)	575,000	557,128
HealthEquity Inc 4.5% 10/1/2029 (f)(n)	1,865,000	1,795,343
Humana Inc 5.875% 3/1/2033 (n)	1,085,000	1,121,959
ModivCare Inc 5% 10/1/2029 (f)	215,000	7,525
Molina Healthcare Inc 3.875% 11/15/2030 (f)(n)	1,465,000	1,322,855
Molina Healthcare Inc 6.25% 1/15/2033 (f)	1,655,000	1,632,837
Surgery Center Holdings Inc 7.25% 4/15/2032 (f)	825,000	848,271
Tenet Healthcare Corp 4.25% 6/1/2029	2,790,000	2,692,503
Tenet Healthcare Corp 4.375% 1/15/2030	1,005,000	966,248
Tenet Healthcare Corp 6.125% 10/1/2028 (n)	3,035,000	3,035,185
Tenet Healthcare Corp 6.125% 6/15/2030	2,820,000	2,845,290
Tenet Healthcare Corp 6.75% 5/15/2031 (n)	390,000	401,291
US Acute Care Solutions LLC 9.75% 5/15/2029 (f)	2,490,000	2,544,085
		47,283,719
Health Care Technology - 0.4%
IQVIA Inc 6.25% 6/1/2032 (f)(n)	3,475,000	3,563,456
IQVIA Inc 6.5% 5/15/2030 (f)(n)	2,720,000	2,804,415
		6,367,871
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (f)	1,195,000	1,125,705
Charles River Laboratories International Inc 4% 3/15/2031 (f)	465,000	426,708
		1,552,413
Pharmaceuticals - 1.2%
1261229 BC Ltd 10% 4/15/2032 (f)	6,955,000	7,080,808
Bausch Health Americas Inc 9.25% 4/1/2026 (f)	3,775,000	3,780,663
Bausch Health Cos Inc 11% 9/30/2028 (f)	1,290,000	1,325,475
Bausch Health Cos Inc 5.25% 1/30/2030 (f)	530,000	340,880
Jazz Securities DAC 4.375% 1/15/2029 (f)	1,455,000	1,407,532
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (f)(n)	745,000	705,149
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (f)(n)	1,720,000	1,487,999
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (f)(n)	610,000	575,217
		16,703,723
TOTAL HEALTH CARE		86,471,814

Industrials - 9.9%
Aerospace & Defense - 1.8%
ATI Inc 4.875% 10/1/2029	1,440,000	1,407,952
ATI Inc 5.875% 12/1/2027	1,230,000	1,227,627
BWX Technologies Inc 4.125% 6/30/2028 (f)	3,247,000	3,142,389
Moog Inc 4.25% 12/15/2027 (f)	715,000	698,560
Spirit AeroSystems Inc 9.75% 11/15/2030 (f)	965,000	1,061,310
TransDigm Inc 6% 1/15/2033 (f)	4,265,000	4,286,064
TransDigm Inc 6.375% 3/1/2029 (f)	6,800,000	6,959,467
TransDigm Inc 6.375% 5/31/2033 (f)	5,150,000	5,182,713
TransDigm Inc 6.75% 8/15/2028 (f)	1,630,000	1,658,525
		25,624,607
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (f)(n)	4,015,000	4,037,187
Building Products - 1.4%
Advanced Drainage Systems Inc 5% 9/30/2027 (f)	824,000	815,427
Advanced Drainage Systems Inc 6.375% 6/15/2030 (f)	1,375,000	1,395,779
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (f)(g)	1,130,000	1,149,175
BCPE Ulysses Intermediate Inc 7.75% 4/1/2027 pay-in-kind (d)(f)	2,355,000	2,354,629
Builders FirstSource Inc 4.25% 2/1/2032 (f)(n)	2,210,000	2,039,606
Builders FirstSource Inc 6.75% 5/15/2035 (f)	2,075,000	2,127,497
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (f)	2,980,000	2,730,485
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (f)	3,300,000	3,364,710
JH North America Holdings Inc 6.125% 7/31/2032 (f)	1,405,000	1,419,563
Masterbrand Inc 7% 7/15/2032 (f)(n)	1,700,000	1,727,606
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (f)	550,000	561,542
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (f)(n)	1,060,000	1,008,953
		20,694,972
Commercial Services & Supplies - 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (f)	1,040,000	1,012,197
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (f)	2,010,000	2,057,770
Allied Universal Holdco LLC 7.875% 2/15/2031 (f)	2,290,000	2,401,379
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (f)	2,190,000	2,130,628
Artera Services LLC 8.5% 2/15/2031 (f)(n)	8,240,000	6,823,896
Brand Industrial Services Inc 10.375% 8/1/2030 (f)(n)	5,400,000	4,901,326
Clean Harbors Inc 6.375% 2/1/2031 (f)	1,635,000	1,669,420
CoreCivic Inc 4.75% 10/15/2027	3,661,000	3,579,671
CoreCivic Inc 8.25% 4/15/2029	1,365,000	1,443,349
GEO Group Inc/The 10.25% 4/15/2031	2,710,000	2,979,447
GEO Group Inc/The 8.625% 4/15/2029	1,375,000	1,461,017
GFL Environmental Inc 6.75% 1/15/2031 (f)	930,000	963,794
Madison IAQ LLC 4.125% 6/30/2028 (f)	865,000	837,048
Madison IAQ LLC 5.875% 6/30/2029 (f)	2,465,000	2,399,843
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	5,140,000	4,972,950
OT Midco Inc 10% 2/15/2030 (f)(n)	1,115,000	908,702
Waste Pro USA Inc 7% 2/1/2033 (f)	1,260,000	1,307,329
Williams Scotsman Inc 6.625% 4/15/2030 (f)	985,000	1,015,634
		42,865,400
Construction & Engineering - 0.6%
AECOM 6% 8/1/2033 (f)	2,885,000	2,908,455
Pike Corp 5.5% 9/1/2028 (f)	1,847,000	1,839,454
Pike Corp 8.625% 1/31/2031 (f)	1,425,000	1,532,362
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (f)	2,325,000	2,368,729
		8,649,000
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (f)	1,040,000	988,446
Ground Transportation - 0.4%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (f)(n)	275,000	282,984
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (f)(n)	1,395,000	1,439,093
Genesee & Wyoming Inc 6.25% 4/15/2032 (f)	2,040,000	2,063,517
XPO Inc 6.25% 6/1/2028 (f)	335,000	340,415
XPO Inc 7.125% 2/1/2032 (f)(n)	1,650,000	1,715,147
XPO Inc 7.125% 6/1/2031 (f)(n)	550,000	568,987
		6,410,143
Machinery - 0.5%
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (d)(f)	3,500,000	3,649,012
Enpro Inc 6.125% 6/1/2033 (f)	2,090,000	2,108,551
Mueller Water Products Inc 4% 6/15/2029 (f)	1,905,000	1,819,566
		7,577,129
Passenger Airlines - 0.2%
American Airlines Inc 7.25% 2/15/2028 (f)(n)	280,000	285,716
American Airlines Inc 8.5% 5/15/2029 (f)(n)	830,000	867,454
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (f)	1,360,000	1,314,916
		2,468,086
Professional Services - 0.6%
Amentum Holdings Inc 7.25% 8/1/2032 (f)	3,010,000	3,113,761
CACI International Inc 6.375% 6/15/2033 (f)	2,710,000	2,771,086
Science Applications International Corp 4.875% 4/1/2028 (f)(n)	1,130,000	1,111,558
TriNet Group Inc 3.5% 3/1/2029 (f)	595,000	553,413
TriNet Group Inc 7.125% 8/15/2031 (f)	1,320,000	1,358,341
		8,908,159
Trading Companies & Distributors - 1.0%
FTAI Aviation Investors LLC 5.875% 4/15/2033 (f)	860,000	852,295
FTAI Aviation Investors LLC 7% 6/15/2032 (f)	680,000	704,215
FTAI Aviation Investors LLC 7.875% 12/1/2030 (f)(n)	1,860,000	1,972,099
Herc Holdings Inc 7% 6/15/2030 (f)	2,045,000	2,113,581
Herc Holdings Inc 7.25% 6/15/2033 (f)(n)	1,975,000	2,045,140
QXO Building Products Inc 6.75% 4/30/2032 (f)	2,040,000	2,100,739
United Rentals North America Inc 6% 12/15/2029 (f)	545,000	554,805
United Rentals North America Inc 6.125% 3/15/2034 (f)	3,415,000	3,501,410
		13,844,284
Transportation Infrastructure - 0.1%
Beacon Mobility Corp 7.25% 8/1/2030 (f)	1,245,000	1,268,549
TOTAL INDUSTRIALS		143,335,962

Information Technology - 4.6%
Communications Equipment - 0.2%
CommScope LLC 9.5% 12/15/2031 (f)	1,505,000	1,584,863
Viasat Inc 6.5% 7/15/2028 (f)	1,390,000	1,310,213
		2,895,076
Electronic Equipment, Instruments & Components - 0.7%
Coherent Corp 5% 12/15/2029 (f)(n)	2,885,000	2,823,521
Insight Enterprises Inc 6.625% 5/15/2032 (f)	1,115,000	1,140,227
Lightning Power LLC 7.25% 8/15/2032 (f)	1,730,000	1,808,660
Sensata Technologies Inc 3.75% 2/15/2031 (f)	545,000	497,255
Sensata Technologies Inc 6.625% 7/15/2032 (f)(n)	685,000	699,931
TTM Technologies Inc 4% 3/1/2029 (f)	2,950,000	2,807,858
		9,777,452
IT Services - 1.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (f)	2,140,000	2,053,531
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (f)(n)	1,545,000	1,571,879
Ahead DB Holdings LLC 6.625% 5/1/2028 (f)	2,405,000	2,415,305
ASGN Inc 4.625% 5/15/2028 (f)	1,025,000	997,916
CoreWeave Inc 9% 2/1/2031 (f)	2,940,000	2,927,465
CoreWeave Inc 9.25% 6/1/2030 (f)	2,650,000	2,663,385
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (f)	2,070,000	1,942,891
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (f)	625,000	622,673
Sabre GLBL Inc 11.125% 7/15/2030 (f)	1,390,000	1,465,408
		16,660,453
Semiconductors & Semiconductor Equipment - 0.6%
Entegris Inc 3.625% 5/1/2029 (f)	2,690,000	2,523,823
Entegris Inc 5.95% 6/15/2030 (f)	3,270,000	3,299,293
ON Semiconductor Corp 3.875% 9/1/2028 (f)(n)	1,480,000	1,430,199
Wolfspeed Inc 7.9583% 6/23/2030 (f)(i)(p)	864,951	854,139
		8,107,454
Software - 1.7%
Cloud Software Group Inc 6.5% 3/31/2029 (f)	3,725,000	3,761,822
Cloud Software Group Inc 8.25% 6/30/2032 (f)	255,000	271,532
Cloud Software Group Inc 9% 9/30/2029 (f)	3,480,000	3,601,316
Elastic NV 4.125% 7/15/2029 (f)	2,200,000	2,092,362
Ellucian Holdings Inc 6.5% 12/1/2029 (f)	290,000	293,774
Fair Isaac Corp 6% 5/15/2033 (f)	3,455,000	3,471,223
Gen Digital Inc 6.25% 4/1/2033 (f)	1,740,000	1,773,892
Gen Digital Inc 7.125% 9/30/2030 (f)	545,000	563,237
Rackspace Finance LLC 3.5% 5/15/2028 (f)	2,262,850	1,069,197
SS&C Technologies Inc 5.5% 9/30/2027 (f)	440,000	440,096
SS&C Technologies Inc 6.5% 6/1/2032 (f)	2,710,000	2,786,525
UKG Inc 6.875% 2/1/2031 (f)(n)	1,605,000	1,647,797
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	3,555,000	3,588,172
		25,360,945
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (f)	1,210,000	1,143,450
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (f)	1,810,000	1,829,146
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (f)	555,000	591,565
Seagate Data Storage Technology Pte Ltd 8.5% 7/15/2031 (f)	670,000	711,096
		4,275,257
TOTAL INFORMATION TECHNOLOGY		67,076,637

Materials - 6.3%
Chemicals - 2.9%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (f)	2,445,000	2,542,644
Celanese US Holdings LLC 6.5% 4/15/2030 (n)	1,135,000	1,147,717
Celanese US Holdings LLC 6.75% 4/15/2033 (n)	2,255,000	2,274,296
Chemours Co/The 4.625% 11/15/2029 (f)	3,310,000	2,803,446
Chemours Co/The 5.75% 11/15/2028 (f)	3,365,000	3,090,520
Chemours Co/The 8% 1/15/2033 (f)	785,000	730,223
CVR Partners LP / CVR Nitrogen Finance Corp 6.125% 6/15/2028 (f)	1,807,000	1,793,715
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (f)(g)	2,315,000	2,287,596
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (d)(f)	4,468,721	3,999,505
LSB Industries Inc 6.25% 10/15/2028 (f)	985,000	968,280
Methanex US Operations Inc 6.25% 3/15/2032 (f)(n)	1,735,000	1,719,809
Olin Corp 6.625% 4/1/2033 (f)	1,400,000	1,362,342
Olympus Water US Holding Corp 4.25% 10/1/2028 (f)	590,000	561,791
Olympus Water US Holding Corp 6.25% 10/1/2029 (f)(n)	750,000	718,437
Olympus Water US Holding Corp 7.25% 6/15/2031 (f)(n)	1,250,000	1,276,563
Olympus Water US Holding Corp 9.75% 11/15/2028 (f)	2,225,000	2,332,523
Scih Salt Hldgs Inc 4.875% 5/1/2028 (f)	2,720,000	2,641,035
Scih Salt Hldgs Inc 6.625% 5/1/2029 (f)	2,410,000	2,382,473
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (f)	1,550,000	1,541,420
Tronox Inc 4.625% 3/15/2029 (f)(n)	1,480,000	1,151,455
WR Grace Holdings LLC 5.625% 8/15/2029 (f)	4,580,000	4,222,412
WR Grace Holdings LLC 7.375% 3/1/2031 (f)	440,000	452,891
		42,001,093
Construction Materials - 0.5%
Quikrete Holdings Inc 6.375% 3/1/2032 (f)	2,740,000	2,810,130
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	2,485,000	2,615,182
VM Consolidated Inc 5.5% 4/15/2029 (f)	2,020,000	1,982,950
		7,408,262
Containers & Packaging - 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (f)	4,725,000	4,303,758
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (f)	1,985,000	1,986,748
Ball Corp 2.875% 8/15/2030	545,000	489,756
Ball Corp 3.125% 9/15/2031 (n)	1,095,000	980,070
Ball Corp 6% 6/15/2029	710,000	722,732
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (f)	2,350,000	2,377,860
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (f)	2,100,000	2,151,051
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (f)(n)	2,740,000	2,796,383
Crown Americas LLC 5.875% 6/1/2033 (f)(n)	2,785,000	2,790,175
Graham Packaging Co Inc 7.125% 8/15/2028 (f)	2,115,000	2,111,715
Graphic Packaging International LLC 3.75% 2/1/2030 (f)	610,000	570,083
Graphic Packaging International LLC 6.375% 7/15/2032 (f)(n)	2,720,000	2,752,809
Sealed Air Corp 5% 4/15/2029 (f)(n)	3,300,000	3,255,056
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (f)	655,000	661,261
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (f)(n)	400,000	415,761
		28,365,218
Metals & Mining - 0.9%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (f)	530,000	552,564
Alumina Pty Ltd 6.375% 9/15/2032 (f)	4,205,000	4,263,505
Cleveland-Cliffs Inc 4.875% 3/1/2031 (f)	215,000	190,780
Cleveland-Cliffs Inc 6.875% 11/1/2029 (f)(n)	730,000	730,348
Cleveland-Cliffs Inc 7% 3/15/2032 (f)(n)	2,610,000	2,546,341
Cleveland-Cliffs Inc 7.375% 5/1/2033 (f)(n)	730,000	710,702
Commercial Metals Co 3.875% 2/15/2031	655,000	603,194
Commercial Metals Co 4.125% 1/15/2030	1,140,000	1,082,149
Kaiser Aluminum Corp 4.625% 3/1/2028 (f)	2,375,000	2,321,551
		13,001,134
TOTAL MATERIALS		90,775,707

Real Estate - 1.9%
Diversified REITs - 0.7%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (f)	1,230,000	1,163,950
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	1,705,000	1,801,979
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (f)	3,301,000	3,211,271
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (f)	1,705,000	1,729,339
Vici Properties LP / Vici Note Co Inc 4.125% 8/15/2030 (f)	1,085,000	1,036,657
Vornado Realty LP 3.4% 6/1/2031	1,595,000	1,398,661
		10,341,857
Health Care REITs - 0.4%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (f)	2,070,000	1,997,143
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	425,000	289,188
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	365,000	277,447
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027 (n)	3,000,000	2,752,209
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (f)	1,130,000	1,174,528
		6,490,515
Hotel & Resort REITs - 0.2%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (f)(n)	1,470,000	1,414,062
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (f)(n)	540,000	553,014
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (f)(n)	1,510,000	1,546,357
		3,513,433
Real Estate Management & Development - 0.4%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (f)	1,420,000	1,478,788
Howard Hughes Corp/The 4.125% 2/1/2029 (f)	945,000	900,828
Howard Hughes Corp/The 4.375% 2/1/2031 (f)	925,000	851,308
Kennedy-Wilson Inc 4.75% 2/1/2030	1,605,000	1,478,863
Taylor Morrison Communities Inc 5.125% 8/1/2030 (f)	1,010,000	997,048
		5,706,835
Specialized REITs - 0.2%
Iron Mountain Inc 4.5% 2/15/2031 (f)	545,000	515,412
Iron Mountain Inc 6.25% 1/15/2033 (f)(n)	730,000	742,467
SBA Communications Corp 3.125% 2/1/2029 (n)	2,250,000	2,097,078
		3,354,957
TOTAL REAL ESTATE		29,407,597

Utilities - 2.4%
Electric Utilities - 2.2%
Clearway Energy Operating LLC 3.75% 1/15/2032 (f)	280,000	248,726
Clearway Energy Operating LLC 3.75% 2/15/2031 (f)	2,580,000	2,354,917
Edison International 7.875% 6/15/2054 (d)(n)	1,560,000	1,495,266
Edison International 8.125% 6/15/2053 (d)(n)	415,000	406,938
NRG Energy Inc 3.375% 2/15/2029 (f)	2,360,000	2,215,497
NRG Energy Inc 3.625% 2/15/2031 (f)	790,000	723,174
NRG Energy Inc 5.25% 6/15/2029 (f)	2,565,000	2,536,513
NRG Energy Inc 5.75% 7/15/2029 (f)	1,390,000	1,377,678
NRG Energy Inc 6.25% 11/1/2034 (f)	1,660,000	1,682,013
PG&E Corp 7.375% 3/15/2055 (d)	6,236,000	6,017,631
Vistra Operations Co LLC 5% 7/31/2027 (f)	2,849,000	2,833,736
Vistra Operations Co LLC 5.625% 2/15/2027 (f)	1,965,000	1,962,741
Vistra Operations Co LLC 6.875% 4/15/2032 (f)	2,660,000	2,763,865
Vistra Operations Co LLC 7.75% 10/15/2031 (f)	2,445,000	2,587,768
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (f)(n)	1,110,000	1,131,982
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (f)(n)	815,000	854,853
		31,193,298
Independent Power and Renewable Electricity Producers - 0.2%
Alpha Generation LLC 6.75% 10/15/2032 (f)	3,000,000	3,069,969
Sunnova Energy Corp 5.875% (f)(k)	3,885,000	3,885
		3,073,854
TOTAL UTILITIES		34,267,152

TOTAL UNITED STATES		961,877,184
ZAMBIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
First Quantum Minerals Ltd 6.875% 10/15/2027 (f)	1,112,000	1,110,610
First Quantum Minerals Ltd 8% 3/1/2033 (f)	1,260,000	1,298,332
First Quantum Minerals Ltd 8.625% 6/1/2031 (f)	1,180,000	1,224,250
First Quantum Minerals Ltd 9.375% 3/1/2029 (f)	3,380,000	3,570,125

TOTAL ZAMBIA		7,203,317
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,148,248,365)		1,151,032,498

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Information Technology - 0.3%
Software - 0.3%
MicroStrategy Inc 10%	20,500	1,762,590
MicroStrategy Inc 9%	24,300	2,295,378

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $3,929,500)		4,057,968

Preferred Securities - 3.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.45% (d)(f)(q)	2,000,000	2,051,749
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG 7% (d)(f)(q)	770,000	811,037
UBS Group AG 7% (d)(e)(f)(q)	725,000	725,000

TOTAL SWITZERLAND		1,536,037
UNITED KINGDOM - 0.3%
Financials - 0.3%
Banks - 0.3%
Barclays PLC 7.625% (d)(q)	2,135,000	2,203,966
HSBC Holdings PLC 7.05% (d)(q)	2,780,000	2,859,231

TOTAL UNITED KINGDOM		5,063,197
UNITED STATES - 2.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP Series G, 7.125% (d)(q)	2,825,000	2,935,004
Mesquite Energy Inc 7.25% (i)(k)(q)	10,580,000	10,580
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (d)(e)(q)	3,375,000	3,440,511
		6,386,095
Financials - 2.0%
Banks - 1.4%
Bank of America Corp 5.875% (d)(n)(q)	2,195,000	2,251,748
Bank of America Corp 6.25% (d)(q)	3,755,000	3,742,083
BW Real Estate Inc 9.5% (d)(f)(q)	835,000	849,101
Citigroup Inc 6.75% (d)(q)	1,750,000	1,782,435
Citigroup Inc 6.875% (d)(q)	4,325,000	4,369,461
Citigroup Inc 6.95% (d)(q)	700,000	715,983
Citigroup Inc 7.125% (d)(q)	1,705,000	1,769,551
JPMorgan Chase & Co 6.5% (d)(q)	2,785,000	2,870,108
Wells Fargo & Co 7.625% (d)(n)(q)	615,000	660,628
		19,011,098
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (d)(n)(q)	1,405,000	1,292,925
Goldman Sachs Group Inc/The 6.125% (d)(n)(q)	720,000	721,926
Goldman Sachs Group Inc/The 6.85% (d)(q)	2,520,000	2,663,284
		4,678,135
Consumer Finance - 0.3%
Ally Financial Inc 4.7% (d)(q)	1,785,000	1,646,050
Ally Financial Inc 4.7% (d)(q)	2,245,000	2,201,650
		3,847,700
TOTAL FINANCIALS		27,536,933

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(f)(q)	225,000	227,839
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(q)	490,000	440,089
TOTAL UNITED STATES		34,590,956
TOTAL PREFERRED SECURITIES (Cost $50,785,249)		43,241,939

Money Market Funds - 10.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (s)	4.33	34,366,770	34,373,643
Fidelity Securities Lending Cash Central Fund (s)(t)	4.33	110,608,139	110,619,200
TOTAL MONEY MARKET FUNDS (Cost $144,992,843)			144,992,843

TOTAL INVESTMENT IN SECURITIES - 108.1% (Cost $1,549,644,187)	1,568,324,786
NET OTHER ASSETS (LIABILITIES) - (8.1)% (r)	(117,288,125)
NET ASSETS - 100.0%	1,451,036,661

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 5 Year US Treasury Note Contracts (United States)	101	Sep 2025	10,927,727	(9,602)	(9,602)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,444,359 or 1.5% of net assets.

(c)	Affiliated Fund
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,029,938,128 or 71.0% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Level 3 security
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Non-income producing - Security is in default.
(l)	Non-income producing.
(m)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(n)	Security or a portion of the security is on loan at period end.
(o)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $591,860 or 0.0% of net assets.

(p)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Includes $126,250 of cash collateral to cover margin requirements for futures contracts.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/15/22 - 7/11/25	22,138,085

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,151,050	145,080,071	151,857,478	477,600	-	-	34,373,643	34,366,770	0.1%
Fidelity Securities Lending Cash Central Fund	116,780,015	138,363,064	144,523,879	80,091	-	-	110,619,200	110,608,139	0.4%
Total	157,931,065	283,443,135	296,381,357	557,691	-	-	144,992,843

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	20,655,268	680,738	-	680,738	-	108,353	21,444,359	2,229,700
	20,655,268	680,738	-	680,738	-	108,353	21,444,359

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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